Financial expenses and income	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Financial expenses and income	Financial expenses and income
An analysis of Financial expenses and Financial income is set forth below:

(€ million)	2019	2018	2017	(a)
Cost of debt(b)	(318)	(396)	(326)
Interest income(c)	146	123	89
Cost of net debt	(172)	(273)	(237)
Non-operating foreign exchange gains/(losses)	1	6	(5)
Unwinding of discounting of provisions(d)	(25)	(24)	(33)
Net interest cost related to employee benefits	(87)	(75)	(92)
Gains/(losses) on disposals of financial assets	—	63	96
Impairment losses on financial assets, net of reversals	—	—	(7)
Net interest expense on lease liabilities(e)	(39)	—	—
Other	19	32	5
Net financial income/(expenses)	(303)	(271)	(273)
comprising: Financial expenses	(444)	(435)	(420)
Financial income	141	164	147

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Note D.2.).

(b)	Includes net gains on interest rate and currency derivatives used to manage debt: €187 million in 2019, €75 million in 2018 and €20 million in 2017.

(c)	Includes net gains on interest rate and currency derivatives used to manage cash and cash equivalents: €55 million in 2019, €51 million in 2018 and €33 million in 2017.

(d)	Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).

(e)	Includes the effects of first-time application of IFRS 16 on leases (see Note A.2.1.).

In 2019, 2018 and 2017, the impact of the ineffective portion of hedging relationships was not material.